ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2013
Beijing Xueda Information Technology Co., Ltd. ("Xueda Information")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Taiyuan Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Nanchang Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Qingdao Xueda Pre-exam Tutoring School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Suzhou Xuecheng Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Wuhan Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Wuxi Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Hohhot Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Tianjin Xueda Educational Information Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Beijing Xuecheng Shidai Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Changsha Xuezhi Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Kunming Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Guangzhou Xueda Educational Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Shenzhen Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Chengdu Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Jinan Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Beijing Xicheng Xueda Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Dalian Shahekou Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Hangzhou Xueda Education Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Beijing Weland International Education and Technology Corp.,
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Guiyang Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Fuzhou Gulou Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Shijiazhuang Yuhua District Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Beijing Dongcheng Xueda Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Changchun Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Xi'an Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Shenyang Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Nanjing Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Nantong Chongchuan District Xueda Education Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Xi'an Beilin District Xueda Education Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Shanghai Jinshan District Xueda Education School of Continuing Studies
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Hefei Xueda Education Training Department
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Beijing Chaoyang Xueda Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Xi'an Yanta Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Beijing Haidian Xueda Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)	0.00%
Xuecheng Century (Beijing) Information Technology Co., Ltd. ("Xuecheng Century")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%
China Xueda Corporation Limited ("Xueda HK")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%
Beijing Xueda Education & Training Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%